Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	December 31,
	2010	2011
Term loans:
Japan, 1.2-2.0%, due 2012 – 2014	16,606	17,764
Singapore, 4.5%, due 2011	337	—
Mortgage loans:
Japan, 2.1-2.2%, due 2012	2,898	1,746
Capital lease commitments:
Japan, 1.8%, due 2012	425	141

	20,266	19,651
Current portion	(15,950)	(4,332)

	4,316	15,319

Schedule Of Long-Term Debt, Including Current Portion, In Local Currencies

	December 31,
	2010	2011
Japanese yen	2,166,175	1,969,097
Singapore dollars	578	—

Schedule Of Annual Principal Repayments For Subsequent Years

2012	4,332
2013	349
2014	14,970

19,651